Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 672,830	$ 642,612
Allowance for credit losses	5,492	5,626
Net	667,338	636,986
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	330,991	319,678
Allowance for credit losses	835	802
Net	330,156	318,876
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	92,622	91,540
Allowance for credit losses	2,249	2,341
Net	90,373	89,199
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	236,072	218,944
Allowance for credit losses	1,243	1,272
Net	234,829	217,672
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,435	4,456
Allowance for credit losses	1,623	1,655
Net	2,812	2,801
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,055	1,090
Allowance for credit losses	426	446
Net	629	644
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	16	24
Allowance for credit losses		4
Net	16	20
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	775	758
Allowance for credit losses	281	269
Net	494	489
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	716	699
Allowance for credit losses	350	350
Net	366	349
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	540	512
Allowance for credit losses	194	180
Net	346	332
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	373	418
Allowance for credit losses	78	88
Net	295	330
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	960	955
Allowance for credit losses	294	318
Net	666	637
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,320	1,331
Allowance for credit losses	395	374
Net	925	957
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	820	833
Allowance for credit losses	574	626
Net	246	207
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,295	2,292
Allowance for credit losses	654	655
Net	$ 1,641	$ 1,637